Common Shareholders' Equity (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gains (losses) on cash flow hedges, before tax	$ 214,519,767	$ (120,293,386)	$ 9,945,778
Income tax relating to cash flow hedges of other comprehensive income	1,281,621	(1,182,375)	(3,352,151)
Gains (losses) on exchange differences on translation, net of tax	4,746,744	(4,379,170)	(12,415,374)
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	377,337	(360,233)	1,981,923
Other comprehensive income, before tax	217,685,471	(123,218,184)	(9,572,721)
Income tax relating to components of other comprehensive income	(904,284)	822,142	5,334,074
Other comprehensive income	216,781,187	(122,396,042)	(4,238,647)
Equity Holder [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) on cash flow hedges, before tax	4,746,744	(4,379,170)	(12,415,374)
Income tax relating to cash flow hedges of other comprehensive income	(1,281,621)	1,182,375	3,352,151
Gains (losses) on cash flow hedges, net of tax	3,465,123	(3,196,795)	(9,063,223)
Gains (losses) on exchange differences on translation, before tax	214,519,767	(120,293,386)	9,945,778
Income tax relating to exchange differences on translation of other comprehensive income
Gains (losses) on exchange differences on translation, net of tax	214,519,767	(120,293,386)	9,945,778
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(1,581,040)	1,454,372	(7,103,125)
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	377,337	(360,233)	1,981,923
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	(1,203,703)	1,094,139	(5,121,202)
Other comprehensive income, before tax	217,685,471	(123,218,184)	(9,572,721)
Income tax relating to components of other comprehensive income	(904,284)	822,142	5,334,074
Other comprehensive income	$ 216,781,187	$ (122,396,042)	$ (4,238,647)